UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September
30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Sebastian
Colquhoun

Title:
Compliance Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Teresa Poy
London, UK
October 16, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
9
Form 13F Information Table
Value Total:
$81,572


List of Other Included
Managers:
Nil







FORM 13F INFORMATION TABLE












INVESTM
T
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF
CLASS
CUSIP
VALUE
SHARE
S

DSCRETN
SOLE
SHARE
D
NONE


















BHP BILLITON PLC-ADR
ADR
05545E20
9
642
10280
SOLE
10280
0
0
CF INDUSTRIES HOLDINGS INC
Com
12526910
0
4618
20783
SOLE
20783
0
0
CNOOC LTD-ADR
ADR
12613210
9
2211
10910
SOLE
10910
0
0
COSAN LTD-CLASS A SHARES
Com
G2534310
7
6845
431
SOLE
431
0
0
CREDICORP LTD
Com
G2519Y10
8
8257
65
SOLE
65
0
0
ELAN CORP PLC -SPONS ADR
ADR
28413120
8
12151
1133
SOLE
1133
0
0
PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V90
1
652
28
SOLE
28
0
0
ROBBINS & MYERS INC
Com
77019610
3
4982
83
SOLE
83
0
0
RYANAIR HOLDINGS PLC-SP ADR
ADR
78351310
4
41210
1277
SOLE
1277
0
0